FORUM REAL ESTATE INCOME FUND

Schedule of Investments

As of September 30, 2023 (Unaudited)

Units/ Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS - EQUITY — 4.0%
	REAL ESTATE COMMON EQUITY — 1.3%
40	CRIMSON DEVCO, LLC(a),(b),(c)	N/A	N/A	N/A	$1,000,000
	REAL ESTATE PREFERRED EQUITY — 2.7%
940,363	IOTA Multifamily Development(a),(b)	Cash: 6%, PIK: 6.25%	12.250	04/01/25	908,861
1,088,791	Zephyr Preferred Equity(a),(b),(d),(e)	1-Month Term SOFR + 12.00%	17.327	06/14/27	1,088,791
					1,997,652
	TOTAL PRIVATE INVESTMENTS - EQUITY
	(Cost $2,976,743)				2,997,652

Principal Amount ($)
	PRIVATE INVESTMENTS - MEZZANINE LOANS — 20.1%
236,550	Advantis MCA FV, LLC(a),(b),(e),(f)	1-Month Term SOFR + 11.90%; 1-Month Term SOFR floor 1.53%	17.230	07/22/25	236,550
143,575	Advantis MCA Harbor, LLC(a),(b),(e),(f)	1-Month Term SOFR + 11.90%; 1-Month Term SOFR floor 3.48%	17.230	04/18/25	143,575
2,220,009	FCREIF Nimbus Everett(a),(b),(d),(g)	N/A	12.000	08/31/24	2,220,009
2,452,098	FCREIF Van Ness(a),(b),(d),(h)	Cash: 5%, PIK : 7.5%	12.500	07/23/24	2,391,040
1,520,000	Lexington So Totowa, LLC(a),(b),(e)	Cash: 1-Month Term SOFR + 11.25%	16.579	12/31/23	1,520,000
4,728,550	Royal Urban Renewal, LLC(a),(b),(d)	Cash: 6.5%, PIK: 5.5%	12.000	10/01/24	4,631,142
3,116,668	Trent Development - Kerf Apartments Loan(a),(b),(d)	Cash: 6%, PIK: 6%	12.000	09/23/24	3,023,480
1,061,912	West University Gainesville Mezz, LLC(a),(b),(e),(f)	SOFR30A + 10.35%; SOFR30A floor 0.25%	15.680	12/03/24	1,061,912
	TOTAL PRIVATE INVESTMENTS - MEZZANINE LOANS (Cost $15,459,862)				15,227,708
	COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS") — 88.2%
	AGENCY CMBS — 16.3%
2,181,687	FREMF 2019-KF70 Mortgage Trust(e),(i),(j)	SOFR30A + 6.114%	11.425	09/25/29	2,119,908
3,530,574	FREMF 2020-KF95 Mortgage Trust(e),(i)	SOFR30A + 9.000%	14.311	12/25/30	3,485,432
3,282,328	FREMF 2021-KF98 Mortgage Trust(e),(i)	SOFR30A + 8.500%	13.811	12/25/30	3,259,875
1,500,000	Multifamily Connecticut Avenue Securities Trust 2019-01 - Class CE(e),(i)	SOFR30A + 8.864%	14.175	10/25/49	1,466,283
2,000,000	Multifamily Connecticut Avenue Securities Trust 2020-01(e),(i)	SOFR30A + 7.614%	12.925	03/25/50	1,991,048
					12,322,546
	NON-AGENCY CMBS — 71.9%
16,800,000	BAMLL Commercial Mortgage Securities Trust 2016-ISQ - Class XA(e),(i)	N/A	0.879	08/14/34	332,374
8,540,000	BAMLL Commercial Mortgage Securities Trust 2016-ISQ - Class XB(e),(i)	N/A	0.327	08/14/34	58,340
51,756,636	BBCMS Trust 2015-VFM(e),(i)	N/A	0.386	03/12/36	264,792
5,000,000	BPR Trust 2022-OANA(e),(i),(j)	1-Month Term SOFR + 3.694%	9.027	04/15/37	4,885,685

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND

Schedule of Investments (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY CMBS (Continued)
1,020,000	BX Commercial Mortgage Trust 2019-XL(e),(i)	1-Month Term SOFR + 2.764%	8.097	10/15/36	$1,000,272
3,713,620	BX Commercial Mortgage Trust 2021-SOAR(e),(i),(j)	1-Month Term SOFR + 3.864%	9.197	06/15/38	3,520,062
2,267,485	BX Commercial Mortgage Trust 2021-VINO(e),(i)	1-Month Term SOFR + 4.067%	9.400	05/15/38	2,160,179
3,500,000	BX Commercial Mortgage Trust 2021-VOLT(e),(i)	1-Month Term SOFR + 2.514%	7.847	09/15/36	3,296,800
995,021	BX Trust 2019-MMP(e),(i)	1-Month Term SOFR + 2.836%	8.169	08/15/36	948,004
2,500,000	BX Trust 2021-ARIA(e),(i)	1-Month Term SOFR + 3.256%	8.589	10/15/36	2,345,543
4,500,000	BX Trust 2021-BXMF(e),(i)	1-Month Term SOFR + 3.464%	8.797	10/15/26	4,188,843
2,000,000	BX Trust 2022-LBA6(e),(i)	1-Month Term SOFR + 4.200%	9.533	01/15/39	1,902,708
500,000	CSMC 2020-TMIC - Class B(e),(i)	1-Month Term SOFR + 5.614%	10.947	12/15/35	499,368
1,500,000	CSMC 2020-TMIC - Class C(e),(i),(j)	1-Month Term SOFR + 7.364%	12.697	12/15/35	1,493,172
4,533,020	CSMC 2021-WEHO(e),(i),(j)	1-Month Term SOFR + 4.083%	9.416	04/15/24	4,441,615
100,000	DBCCRE 2014-ARCP Mortgage Trust - Class C(e),(i)	N/A	5.099	01/10/34	97,803
290,000	DBCCRE 2014-ARCP Mortgage Trust - Class D(e),(i)	N/A	5.099	01/10/34	281,697
5,800,000	DBCCRE 2014-ARCP Mortgage Trust - Class F(e),(i)	N/A	5.099	01/10/34	5,575,528
3,706,902	Extended Stay America Trust 2021-ESH(e),(i),(j)	1-Month Term SOFR + 3.814%	9.147	07/15/38	3,615,249
1,000,000	Hudson's Bay Simon JV Trust 2015-HBS - Class B7(i)	N/A	4.666	08/05/34	805,250
657,484	Hudson's Bay Simon JV Trust 2015-HBS - Class BFL(e),(i)	1-Month Term SOFR + 2.514%	7.847	08/05/34	620,843
136,757	Hudson's Bay Simon JV Trust 2015-HBS - Class DFL(e),(i)	1-Month Term SOFR + 4.014%	9.347	08/05/34	113,407
4,976,118	Med Trust 2021-MDLN(e),(i),(j)	1-Month Term SOFR + 5.364%	10.697	11/15/38	4,724,740
1,800,000	MKT 2020-525M Mortgage Trust(e),(i)	N/A	3.039	02/12/40	535,714
3,600,000	NCMF Trust 2022-MFP(e),(i),(j)	1-Month Term SOFR + 5.128%	10.461	03/15/39	3,433,352
1,500,000	SMRT 2022-MINI(e),(i)	1-Month Term SOFR + 3.350%	8.683	01/15/39	1,387,832
3,407,000	VASA Trust 2021-VASA(e),(i)	1-Month Term SOFR + 4.014%	9.347	07/15/39	1,826,121
354,000	Worldwide Plaza Trust 2017-WWP(e),(i)	N/A	3.715	11/10/36	74,388
					54,429,681
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $68,538,056)				66,752,227

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.0%
	MONEY MARKET FUNDS — 8.0%
6,041,407	Fidelity Treasury Portfolio - Institutional Class, 5.15%(k)	6,041,407
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,041,407)	6,041,407
	TOTAL INVESTMENTS — 120.3%
	(Cost $93,016,068)	91,018,994
	LIABILITIES IN EXCESS OF OTHER ASSETS – (20.3)%	(15,349,656)
	TOTAL NET ASSETS – 100.0%	75,669,338

See accompanying notes which are an integral part of these financial statements.

FORUM REAL ESTATE INCOME FUND

Summary of Investments (Continued)

As of September 30, 2023 (Unaudited)

Principal Amount ($)		Interest Rate (%)	Maturity	Fair Value
	SECURITIES SOLD SHORT — (21.2)%
	REVERSE REPURCHASE AGREEMENTS — (21.2)%
(3,287,000)	Lucid Management Reverse Repo BPR Trust	6.780	10/19/23	$(3,287,000)
(1,006,000)	Lucid Management Reverse Repo CMSC 2020	6.800	10/19/23	(1,006,000)
(1,661,000)	Lucid Management Reverse Repo ESA Trust	6.950	10/19/23	(1,661,000)
(2,059,000)	Royal Bank Canada Reverse Repo BX Mtg. Trust	7.340	12/20/23	(2,059,000)
(2,077,000)	Royal Bank Canada Reverse Repo CMSC 2021	7.360	10/27/23	(2,077,000)
(1,242,000)	Royal Bank Canada Reverse Repo FREMF Mtg. Trust	7.400	11/10/23	(1,242,000)
(2,730,000)	Royal Bank Canada Reverse Repo Med Trust	7.300	11/10/23	(2,730,000)
(1,975,000)	Royal Bank Canada Reverse Repo NCMF Trust	7.050	11/24/23	(1,975,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $(16,037,000))			$(16,037,000)

LLC – Limited Liability Company
SOFR – Secured Overnight Financing Rate
PIK – Payment In Kind
SOFR30A – United States 30 Day Average SOFR Secured Overnight Financing Rate

(a) Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 24.09% of Net Assets. The total value of these securities is $18,225,360. Please refer to Restricted Securities in the Notes to the Schedule of Investments.
(b) The value of this security has been determined in good faith under policies adopted by the Board of Trustees. Level 3 securities fair valued under procedures established by the Board of Trustees, represents 24.09% of Net Assets. The total value of these securities is $18,225,360.
(c) Non-income producing security.
(d) Interest on loans funded from interest reserve.
(e) Variable or floating rate security, the interest of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate on September 30, 2023.
(f) Cash portion of interest is included in principal of loans.
(g) The Fund's ownership of this investment is through a wholly owned subsidiary, FCREIF Nimbus Everett, LLC. Effective August 31, 2023, payments are received in 100% cash. Prior to August 31, 2023, payments were made as 6% cash and 6% PIK.
(h) The Fund's ownership of this investment is through a wholly owned subsidiary, FCREIF Van Ness SFO, LLC.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $66,752,227, which represents 88.22% of total net assets of the Fund.
(j) All or a portion of this security has been pledged as collateral for securities sold under agreement to repurchase. Total market value of underlying collateral for open reverse repurchase agreements at September 30, 2023 was $24,087,868.
(k) Rate disclosed is the seven-day effective yield as of September 30, 2023.

See accompanying notes which are an integral part of these financial statements.

Forum Real Estate Income Fund

Notes to the Schedule of Investments

September 30, 2023 (Unaudited)

RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of September 30, 2023, the Fund invested in the following restricted securities:

	Original Acquisition Date	Principal / Units	Cost	Value	Unfunded Commitments	% of Net Assets
Advantis MCA FV, LLC	7/22/2022	236,550	$236,551	$236,550	$997,684	0.31%
Advantis MCA Harbor, LLC	10/18/2022	143,575	135,417	143,575	999,521	0.19%
CRIMSON Devco, LLC	12/17/2021	40	1,000,000	1,000,000	-	1.32%
FCREIF Nimbus Everett	8/31/2021	2,220,009	2,220,009	2,220,009	-	2.94%
FCREIF Van Ness	10/13/2021	2,452,098	2,452,098	2,391,040	12,566	3.16%
IOTA Multifamily Development	3/31/2022	940,363	937,400	908,861	46,345	1.20%
Lexington So Totowa, LLC	5/20/2022	1,520,000	1,508,657	1,520,000	-	2.01%
Royal Urban Renewal, LLC	9/29/2021	4,728,550	4,728,550	4,631,142	94,261	6.12%
Trent Development - Kerf Apartments Loan	9/23/2021	3,116,668	3,116,668	3,023,480	7,749	4.00%
West University Gainesville Mezz, LLC	5/18/2022	1,061,912	1,061,912	1,061,912	168,088	1.40%
Zephyr Preferred Equity	6/15/2023	1,088,791	1,039,343	1,088,791	4,152,565	1.44%
		17,508,555	$18,436,605	$18,225,360	$6,478,779	24.09%